Segment information - Segment revenue to consolidated net income - Additional information (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 34	€ 15
Cost of risk included in miscellaneous operating expenses	€ (11)	€ (4)